ACQUISITIONS (Details)	Mar. 31, 2023 USD ($)
Acquisitions
Cash and cash equivalent	$ 6,114
Accounts receivable	51,283
Prepaid expenses and other current assets	1,775
Property and equipment, net	1,273
other payables	110,232
Accrued expenses and other current liabilities	219
Total net assets	(50,006)
Attributed to the Company	(50,006)
Consideration:
Accumulated 10,000,000 common stock	10,000
Goodwill	$ 60,006